Share Capital (Details) - Schedule of summary of RSUs - Restricted stock units [Member]	12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Share Capital (Details) - Schedule of summary of RSUs [Line Items]
Number of shares, Balance	794,900	925,200
Weighted average exercise price, Balance	$ 5.48	$ 4.7
Number of shares, Granted	1,299,000	360,500
Weighted average exercise price, Granted	$ 3.8	$ 6.46
Number of shares, Forfeited	(274,451)	(26,250)
Weighted average exercise price, Forfeited	$ 5.25	$ 4.8
Number of shares, Distributed	(342,233)	(464,550)
Weighted average exercise price, Distributed	$ 5.21	$ 4.72
Number of shares, Balance	1,477,216	794,900
Weighted average exercise price, Balance	$ 4.11	$ 5.48